- Disclosure - Organization and Nature of Operations - Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 24, 2025	Nov. 14, 2025	Nov. 06, 2025	Nov. 04, 2025	Aug. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025
Organization and Nature of Operations
Shares issued	1,735,989					1,667,000
Price per share						$ 9
Proceeds from issuance of shares	$ 15,600		$ 15,000				$ 2,378
Deferred offering costs	2,000		$ 2,000
Percentage of stock sold in offering			7.00%	7.00%
Exercise price of warrant								$ 10.35
Number of shares issued as conversion			130,719
Related party
Organization and Nature of Operations
Shares repurchased		246,912
Shares repurchased price per share		$ 8.1
Payment on shares repurchased		$ 2,000
Put Option
Organization and Nature of Operations
Right to sell, maximum shares					$ 1,000
Discount on issue price					10.00%
Initial public offering
Organization and Nature of Operations
Shares issued				1,667,000
Price per share				$ 9
Discount on offering price				7.00%
Proceeds from issuance of shares	$ 15,000
Over-allotment
Organization and Nature of Operations
Shares issued	68,989
Discount on offering price				7.00%
Duration of over allotment	45 days			45 days
Shares reserved				250,050
Shares expired	181,061
Proceeds from issuance of shares	$ 600